NON-CONTROLLING INTERESTS - Schedule of Non-controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-controlling interests
Redeemable non-controlling interest	$ 0	$ 1	$ (10)
Total non-controlling interests	37	91	297
TC PipeLines, LP
Non-controlling interests
Non-controlling interest	0	60	284
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Non-controlling interests
Non-controlling interest	$ 37	$ 30	$ 23